Other Intangible Assets, Net (Details) - Schedule of estimated amortization expense relating to intangible assets	Dec. 31, 2025 USD ($)
Schedule Of Estimated Amortization Expense Relating To Intangible Assets Abstract
2023	$ 22,763,000
2024	21,791,000
2025	17,555,000
2026	11,801,000
2027	11,123,000
2028 and thereafter	10,809,000
Total	$ 95,842,000